Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2021	$ 98,762		$ 6,723	$ 17,728	$ (39)	$ (73)	$ 71,795	$ 2,533	$ 98,667	$ 95	$ (88)	$ 2,055	$ 566
Changes in equity
Issues of share capital and other equity instruments	799		750	50			(1)		799
Common shares purchased for cancellation	(4,444)	$ (411)		(411)			(4,033)		(4,444)
Redemption of preferred shares and other equity instruments	(155)		(150)				(5)		(155)
Sales of treasury shares and other equity instruments	4,390				502	3,888			4,390
Purchases of treasury shares and other equity instruments	(4,548)				(458)	(4,090)			(4,548)
Share-based compensation awards	2	50					2		2
Dividends on common shares	(5,172)						(5,172)		(5,172)
Dividends on preferred shares and distributions on other equity instruments	(184)						(180)		(180)	(4)
Other	3						3		3
Net income	11,925						11,918		11,918	7
Total other comprehensive income (loss), net of taxes	2,620						2,139	479	2,618	2	(1,439)	1,053	865
Balance at end of period at Jul. 31, 2022	103,998		7,323	17,367	5	(275)	76,466	3,012	103,898	100	(1,527)	3,108	1,431
Balance at beginning of period at Apr. 30, 2022	104,405		7,323	17,488	(25)	(174)	75,931	3,761	104,304	101	(1,273)	3,353	1,681
Changes in equity
Issues of share capital and other equity instruments	8			8					8
Common shares purchased for cancellation	(1,338)	(129)		(129)			(1,209)		(1,338)
Sales of treasury shares and other equity instruments	1,375				194	1,181			1,375
Purchases of treasury shares and other equity instruments	(1,446)				(164)	(1,282)			(1,446)
Share-based compensation awards		8
Dividends on common shares	(1,784)						(1,784)		(1,784)
Dividends on preferred shares and distributions on other equity instruments	(60)						(58)		(58)	(2)
Other	(4)						(4)		(4)
Net income	3,577						3,575		3,575	2
Total other comprehensive income (loss), net of taxes	(735)						15	(749)	(734)	(1)	(254)	(245)	(250)
Balance at end of period at Jul. 31, 2022	103,998		7,323	17,367	5	(275)	76,466	3,012	103,898	100	(1,527)	3,108	1,431
Balance at beginning of period at Oct. 31, 2022	108,175		7,323	17,318	(5)	(334)	78,037	5,725	108,064	111	(2,357)	5,688	2,394
Changes in equity
Issues of share capital and other equity instruments	1,353			1,352			1		1,353
Sales of treasury shares and other equity instruments	3,421				461	2,960			3,421
Purchases of treasury shares and other equity instruments	(3,233)				(449)	(2,784)			(3,233)
Share-based compensation awards	4	61					4		4
Dividends on common shares	(5,550)						(5,550)		(5,550)
Dividends on preferred shares and distributions on other equity instruments	(187)						(169)		(169)	(18)
Other	27						27		27
Net income	10,735						10,730		10,730	5
Total other comprehensive income (loss), net of taxes	(2,316)						(1,069)	(1,244)	(2,313)	(3)	390	(1,132)	(502)
Balance at end of period at Jul. 31, 2023	112,429		7,323	18,670	7	(158)	82,011	4,481	112,334	95	(1,967)	4,556	1,892
Balance at beginning of period at Apr. 30, 2023	111,354		7,323	17,984	(4)	(127)	80,326	5,754	111,256	98	(1,858)	5,723	1,889
Changes in equity
Issues of share capital and other equity instruments	686			686					686
Sales of treasury shares and other equity instruments	955				72	883			955
Purchases of treasury shares and other equity instruments	(975)				(61)	(914)			(975)
Share-based compensation awards		$ 16
Dividends on common shares	(1,885)						(1,885)		(1,885)
Dividends on preferred shares and distributions on other equity instruments	(60)						(58)		(58)	(2)
Other	(1)						(1)		(1)
Net income	3,872						3,870		3,870	2
Total other comprehensive income (loss), net of taxes	(1,517)						(241)	(1,273)	(1,514)	(3)	(109)	(1,167)	3
Balance at end of period at Jul. 31, 2023	$ 112,429		$ 7,323	$ 18,670	$ 7	$ (158)	$ 82,011	$ 4,481	$ 112,334	$ 95	$ (1,967)	$ 4,556	$ 1,892